Commitments	9 Months Ended	12 Months Ended
	Apr. 30, 2016	Jul. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Commitments

Note 8. Commitments

During the nine months ended April 30, 2016 and 2015, KMDA has provided office space and certain administrative functions to the Company under a management services agreement. The services provided include a furnished executive suite, use of office equipment and supplies, accounting and bookkeeping services, treasury and cash management services, financial reporting, and other support staffing requirements. As a part of the services provided to the Company, KMDA receives the advances from the lender (See Note 5.) and disburses those funds to the Company. During the nine months ended April 30, 2016 and 2015, KMDA billed the Company $153,826 and $163,978, respectively, for those services. At April 30, 2016, $22,269 was owed for these services.

We rent office space in Las Vegas, Nevada; Houston, Texas and Vancouver, British Columbia. We also rent warehouse space in Houston, Texas. All leases are short-term with expiration dates of one year or less from the origination date.

In January 2016, the Company received a notice from the Texas Alcoholic Beverage Commission (the “TABC”) that an administrative case had been filed against the Company’s permit to distribute distilled spirits in the State of Texas. The TABC asserted that the Company’s private labeling contract to produce RWB Vodka resulted in unauthorized manufacturing activities by the Company. The TABC has issued a cease and desist order which prohibits the manufacturer from shipping additional RWB Vodka to the Company under their existing permit. The Company is not prohibited from selling the RWB Vodka which is already held in inventory. The Company resolved this matter by selling all of their existing inventory to a third-party distributor, surrendering their existing distribution permit and applying for a non-resident seller permit from the TABC. The non-resident seller permit was issued by the TABC in May 2016. Under the non-resident seller permit, the Company would be allowed to distribute its products through a third-party distributor instead of selling directly to retailers as had in the past.

Note 9. Commitments

During the years ended July 31, 2015 and 2014, KM Delaney & Assoc. (“KMDA”) has provided office space and certain administrative functions to the Company. The services provided include a furnished executive suite, use of office equipment and supplies, accounting and bookkeeping services, treasury and cash management services, financial reporting, and other support staffing requirements. As a part of the services provided to the Company, KMDA receives the advances from the lender (See Note 7.) and disburses those funds to the Company. During the years ended July 31, 2015 and 2014, KMDA billed the Company $198,858 and $169,061, respectively, for those services. At July 31, 2015, no amounts were owed for these services.

We rent office space in Las Vegas, Nevada; Houston, Texas and Vancouver, British Columbia. We also rent warehouse space in Houston, Texas. All leases are short-term with expiration dates of one year or less from the origination date.